Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Parenthetical) (Detail) kr in Millions	Dec. 31, 2020 SEK (kr)
Cradlepoint [member]
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Deferred tax liabilities	kr 1,205